Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 124,368	$ 109,571
Accounts receivable, less allowances (2013 - $139; 2012 - $811)	62,667	89,342
Inventories
Finished goods	9,814	16,267
Work-in-process	7,850	15,860
Raw materials	14,562	49,625
Total inventories	32,226	81,752
Current deferred tax asset - Note K	9,426	18,789
Other current assets	7,582	9,844
Total current assets	236,269	309,298
Property, plant and equipment
Land	3,938	4,481
Buildings and improvements	69,740	81,040
Machinery and equipment	193,179	248,897
Total property, plant and equipment	266,857	334,418
Accumulated depreciation	(191,988)	(240,693)
Net property, plant and equipment	74,869	93,725
Other assets
Prepaid pension asset - Note I	56,396
Goodwill - Note F	32,047	32,547
Other indefinite-lived intangible asset - Note F	690	870
Other intangible assets, net - Note F	40,092	50,108
Deferred income taxes - Note K	38,620	73,158
Other assets	1,282	1,484
Total other assets	169,127	158,167
Total Assets	480,265	561,190
Current Liabilities
Accounts payable	47,052	67,973
Accrued salaries, wages and vacation	20,822	14,080
Income taxes payable	2,666	2,493
Other accrued liabilities	24,580	30,494
Total current liabilities	95,120	115,040
Long-term debt - Note H	75,000	153,500
Long-term portion - interest rate swap - Note H	604	1,336
Other long-term obligations - Notes I and K	12,812	23,556
Contingencies - Note N
Shareholders' Equity
Preferred stock - authorized 25,000,000 shares without par value; none issued
Common stock - authorized 75,000,000 shares without par value; 55,808,008 issued at December 31, 2013 and 55,263,082 issued at December 31, 2012	297,164	291,512
Additional contributed capital	39,631	40,008
Retained earnings	358,997	367,800
Accumulated other comprehensive loss	(81,897)	(120,604)
Total shareholder's equity before treasury	613,895	578,716
Cost of common stock held in treasury (2013 - 22,249,144 and 2012 - 21,829,954 shares - Note L)	(317,166)	(310,958)
Total shareholders' equity	296,729	267,758
Total Liabilities and Shareholders' Equity	$ 480,265	$ 561,190